Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of net income before income taxes [Table Text Block]
	2025	2024

Domestic - Canada	$5,707	$10,615
Foreign - outside of Canada	(4,095)	22,070
	$1,612	$32,685

Schedule of income tax expense [Table Text Block]
	2025	2024
Current tax expense:
Domestic - Canada	$2,043	$2,037
Foreign - outside of Canada	2,190	1,918
	$4,233	$3,955

Deferred tax expense:
Domestic - Canada	$375	$2,230
Foreign - outside of Canada	-	-
	375	2,230
	$4,608	$6,185

Schedule of reconciliation of income taxes at statutory rate [Table Text Block]
	For the year ended March 31,
	2025	2024
Income for the year before tax	$1,612	$32,685
Federal income tax rate	27%	27%
Income tax expense based on statutory rate	$435	$8,825

Increase (decrease) resulting from:
Permanent differences	2,394	3,159
Foreign exchange	(272)	318
Prior year adjustments	606	6,400
Change in valuation allowance	(5,834)	(13,587)
Other	(1,516)	341
Effect of tax rate in foreign jurisdictions	8,795	729
Tax expense	$4,608	$6,185

Schedule of deferred tax assets and liabilities [Table Text Block]
	2025	2024
Deferred tax assets (liabilities)
Share issue costs	$868	$1,335
Allowable capital losses	40	123
Non-capital losses	21,735	15,027
Property & equipment	2,033	9,867
Lease liability	1,454	1,774
Goodwill	292	510
Investments	-	1,201
Deferred tax assets	$26,422	$29,837
Valuation allowance	(16,387)	(23,700)
Net deferred tax asset	10,035	6,137
	2025	2024
Deferred tax assets (liabilities)
Property & equipment	$(9,584)	$(5,654)
Energy tax receivable	(494)	(494)
Digital currencies	(203)	(210)
Debt with accretion	(127)	(450)
Right of use asset	(1,305)	(1,744)
Lease liability	(1,180)	-
Derivative asset	(351)	-
Deferred tax liabilities	$(13,244)	$(8,552)
Deferred tax assets	10,035	6,137
Net deferred tax liability	(3,209)	(2,415)